Share capital - Fully diluted loss per share did not include effect would be anti dilutive (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock options
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	12,567,657	12,931,467
Warrants
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	7,058,021	12,198,402
DSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	127,460	44,623
RSUs
IFRS Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully diluted loss per share did not include in calculation of EPS as the effect would be anti-dilutive	522,385	507,849